UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003
Check here if Amendment  [ x];  Amendment Number:1
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	The Pacific Financial Group, Inc.
Address:  10900 NE 8th Street, Suite 1523   Bellevue, WA  98004

13F File Number:	28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Luellen H. Lockwood
Title:  CFO
Phone:  425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	December 31, 2003

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:  41
Form 13F Information Table Value Total:	111106


List of Other Included Managers:

No.	13F File Number	Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106    10581 96585 SH          SOLE                84046.000         12539.000
IShares Trust S&P 500 Index    ETF              464287200    11475 97904 SH          SOLE                83332.000         14572.000
NASDAQ 100 Unit Ser 1          ETF              631100104    12774 332222 SH         SOLE               278505.000         53717.000
S P D R Trust Unit SR 1 Exp 01 ETF              78462F103     1962 17331  SH         SOLE                17279.000            52.000
Vanguard Total Stock Index Vip ETF              922908769    17873 159834 SH         SOLE               134019.000         25815.000
iShares Cohen Steers Realty    ETF              464287564      295 2783  SH          SOLE                 2783.000
iShares Goldman Sachs Networki ETF              464287531      284 10302 SH          SOLE                10302.000
iShares Goldman Sachs Technolo ETF              464287549      217 4735  SH          SOLE                 4735.000
iShares Russell 1000 Index     ETF              464287622    10000 160237SH          SOLE               135718.000         24519.000
iShares Russell 1000 Value Ind ETF              464287598      314 5371 SH           SOLE                 5371.000
iShares Russell 2000 Growth In ETF              464287648      242 4083 SH           SOLE                 4083.000
iShares Russell 2000 Value     ETF              464287630      476 2966 SH           SOLE                 2966.000
iShares Russell 3000 Index     ETF              464287689    10687 161865 SH         SOLE               136071.000         25794.000
iShares Russell Midcap Index   ETF              464287499      450 6700 SH           SOLE                 6700.000
iShares Russell Midcap Value   ETF              464287473      640 6861 SH           SOLE                 6861.000
iShares S&P 100 Index          ETF              464287101      428 7769 SH           SOLE                 7769.000
iShares S&P 500 BARRA Growth I ETF              464287309      300 5396 SH           SOLE                 5396.000
iShares S&P 600 Growth Index   ETF              464287887      237 2674 SH           SOLE                 2674.000
iShares S&P 600 Value          ETF              464287879      239 2374 SH           SOLE                 2374.000
iShares S&P Midcap 400         ETF              464287507     8954 74248 SH          SOLE                63567.000         10681.000
iShares S&P Midcap 400/BARRA V ETF              464287705      243 2200 SH           SOLE                 2200.000
iShares S&P SmallCap 600 Index ETF              464287804     8650 61499 SH          SOLE                52307.000          9192.000
Aluminum Corp of China         DOM              022276109      352 4498 SH           SOLE                 4483.000            15.000
Carbo Ceramics                 DOM              140781105      348 6686 SH           SOLE                 6664.000            22.000
Cendant Corp                   DOM              151313103      357 15800 SH          SOLE                15749.000            51.000
Cisco Systems Inc.             DOM              17275R102      361 14690 SH          SOLE                14643.000            47.000
Coach                          DOM              189754104      724 18896 SH          SOLE                18834.000            62.000
Commercial Metals              DOM              201723103      343 11112 SH          SOLE                11076.000            36.000
Engineered Support Systems     DOM              292866100      343 6137 SH           SOLE                 6117.000            20.000
Gtech Holdings                 DOM              400518106      349 6951 SH           SOLE                 6928.000            23.000
Harman International           DOM              413086109      539 7167 SH           SOLE                 7143.000            24.000
Invitrogen                     DOM              46185R100      379 5334 SH           SOLE                 5317.000            17.000
Microsoft Incorporated         DOM              594918104     6709 245137 SH         SOLE               244889.000           248.000
Phelps Dodge Corp.             DOM              717265102      348 4505 SH           SOLE                 4490.000            15.000
Sunrise Assisted Living        DOM              86768K106      353 8962 SH           SOLE                 8933.000            29.000
Teekay Shipping Corporation    DOM              Y8564W103      353 6102 SH           SOLE                 6082.000            20.000
Thomas & Betts                 DOM              884315102      355 15261 SH          SOLE                15211.000            50.000
United Technologies Corp       DOM              931017109      350 3639 SH           SOLE                 3627.000            12.000
Urban Outfitters               DOM              917047102      527 14014 SH          SOLE                13968.000            46.000
William Lyon Homes             DOM              552074106      339 5316 SH           SOLE                 5299.000            17.000
XTO Energy                     DOM              98385X106      356 12403 SH          SOLE                12362.000            41.000